Income Taxes (Components of Net Deferred Tax Liability) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net operating loss carryforwards	$ 491	$ 468
Nondeductible accruals and other	1,771	1,583
Less: Valuation allowance	355	297
Total deferred tax assets	2,016	1,868
Total deferred tax liabilities	32,033	31,575
Net deferred tax liability	30,017	29,707
NBCUniversal [Member]
Deferred tax liabilities, other	1,413	1,214
Debt [Member]
Differences between book and tax basis of long-term debt	109	114
Property And Equipment And Intangible Assets [Member]
Deferred tax liabilities, other	29,185	29,185
Investments [Member]
Deferred tax liabilities, other	848	616
Indexed Debt Securities [Member]
Deferred tax liabilities, other	$ 587	$ 560